SUPPLEMENT DATED FEBRUARY 6, 2006 TO THE FOLLOWING
                               PROSPECTUSES DATED MAY 2, 2005 (AS SUPPLEMENTED):

                           TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY
                             TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Variable Annuity Contract Prospectuses listed above. Please retain this supplement and keep it with the Prospectus for future reference.


VARIABLE FUNDING OPTIONS

Effective February 6, 2006, the Variable Funding Options listed in the table below changed their names. Therefore, all references in the Prospectuses to the current names listed below are hereby deleted and replaced with the corresponding new names. Certain documents or information you may receive about your Contract may continue to reflect the old Variable Funding Option name until such time as updates are made.

The new Variable Funding Option names will be as follows:

--------------------------------------------------------------------------------
          CURRENT NAME                                 NEW NAME
                                              EFFECTIVE FEBRUARY 6, 2006
--------------------------------------------------------------------------------
DWS VARIABLE SERIES I (formerly
Scudder Variable Series I)
--------------------------------------------------------------------------------
Growth and Income Portfolio               DWS Growth & Income VIP
--------------------------------------------------------------------------------
DWS VARIABLE SERIES II (formerly
Scudder Variable Series II)
--------------------------------------------------------------------------------
Scudder International
Select Equity Portfolio                   DWS International Select Equity VIP
--------------------------------------------------------------------------------




MORE INFORMATION ABOUT THESE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1-866-376-0389.